DEBT AND CREDIT AGREEMENTS - Summary of Credit Facilities (Details) - Revolving Credit Facility - CAD ($) $ in Millions	Dec. 31, 2025	Jun. 01, 2024
Debt Instrument [Line Items]
Total Amount	$ 3,050	$ 750
Amount Drawn	$ 0